Exceptional items (Tables)	12 Months Ended
Jun. 30, 2026
Statement [Line Items]
Summary of Exceptional Items

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit for the year are detailed below.

Year ended 30 June 2026	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,071)	–	(1,071)
Impairment of Jansen project	(2,300)	–	(2,300)
Total	(3,371)	–	(3,371)
Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(3,371)	–	(3,371)

The exceptional items relating to the years ended 30 June 2025 and 30 June 2024 are detailed below.

30 June 2025

Year ended 30 June 2025	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(914)	–	(914)
Western Australia Nickel (WAN) temporary suspension	(320)	96	(224)
Total	(1,234)	96	(1,138)
Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,234)	96	(1,138)

30 June 2024

Year ended 30 June 2024	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(3,677)	(85)	(3,762)
Impairment of Western Australia Nickel assets	(3,800)	1,125	(2,675)
Blackwater and Daunia gain on divestment	877	(203)	674
Total	(6,600)	837	(5,763)
Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(6,600)	837	(5,763)

Summary of Gain on Divestment

Details of the gain on divestment was as follows:

US$M
Net assets disposed	820
Cash consideration – BHP share	1,072
Deferred and contingent consideration[1]	690
Transaction and other directly attributable costs	(65)
Income tax expense	(203)
Gain on divestment	674

1.
Includes the fair value of contingent payments based on 35% revenue share to BMA, subject to average realised prices achieved by the Assets exceeding thresholds of US$159/tonne in the 12 month period 12 months post completion, US$134/tonne in the 12 month period 24 months post completion and US$134/tonne in the 12 month period 36 months post completion.

Samarco dam failure
Statement [Line Items]
Summary of Exceptional Items

The loss of US$1,071 million (after tax) relates to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2026	US$M
Other income	64
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(215)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(778)
Fair value change on forward exchange derivatives	458
Net finance costs	(600)
Income tax expense	–
Total[1]	(1,071)

Refer to note 4 'Significant events – Samarco dam failure' for further information.

The loss of US$914 million (after tax) related to the Samarco dam failure, which occurred in November 2015, and comprised the following:

Year ended 30 June 2025	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(211)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(659)
Fair value change on forward exchange derivatives	414
Net finance costs	(458)
Income tax expense	–
Total[1]	(914)

1.
Refer to note 4 'Significant events – Samarco dam failure' for further information.

The loss of US$3,762 million (after tax) related to the Samarco dam failure, which occurred in November 2015, and comprised the following:

Year ended 30 June 2024	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(139)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(2,833)
Fair value change on forward exchange derivatives	(199)
Net finance costs	(506)
Income tax expense	(85)
Total[1]	(3,762)

1.
Refer to note 4 'Significant events – Samarco dam failure' for further information.